COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Delinquent Payroll Taxes Payable

As of the date hereof, the Company has paid its delinquent payroll taxes and late fees in full. At June 30, 2020 and December 31, 2019, the payroll taxes payable balance of $10,730 and $115,111 includes accrued late fees in the amount of zero and $37,210, respectively.

Operating Lease Obligations

The Company has an operating lease agreement for office space of approximately 8,308 square feet that was amended on May 1, 2016 and again on April 1, 2019, increasing the office space to approximately 10,203 square feet, with the lease ending on October 31, 2021. The rent is subject to an annual escalation of 3%, beginning May 1, 2017.

The Company entered a new lease agreement of office and warehouse combination space of approximately 4,400 square feet on June 1, 2018 and ending May 31, 2021.  This additional space allows for resource growth and engineering efforts for operations before deploying to the field.  The rent is subject to an annual escalation of 3%.

The Company now has a total of office and warehouse space of approximately 14,603 square feet.

At June 30, 2020, future minimum lease payments due under Operating Leases are as follows:

As of December 31,	Amount
2020	$141,396
2021	213,568
Total minimum financial lease payments	$354,964
Less: interest	(27,344)
Total lease liability at June 30, 2020	$327,620
Less: current portion of Operating lease obligations	(252,907)
Long Term portion of Operating lease obligations	$74,713

In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842) (“ASU 2016-02”), which requires all leases with a term greater than 12 months to be recognized on the balance sheet, while lease expenses would continue to be recognized in the statement of operations in a manner similar to current accounting guidance. We adopted ASU 2016-02 effective January 1, 2019, on a modified retrospective basis, without adjusting comparative periods presented. Effective January 1, 2019, the Company established a right-of-use model (ROU) asset and operating lease liability in the amount of $644,245. The right of use asset balance at June 30, 2020 was $316,726, the operating lease liability – current portion was $252,907 and the operating lease liability – long term portion was $74,713. This is the Company’s only lease whose term is greater than 12 months. The adoption of ASU 2016-02 did not materially affect our unaudited consolidated statement of operations or our unaudited consolidated statements of cash flows. We made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet and to recognize all lease payments for leases with a term greater than 12 months on a straight-line basis over the lease term in our unaudited consolidated statements of operations.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Delinquent Payroll Taxes Payable

As of the date hereof, the Company has paid its payroll taxes in full. However, the Company had previously appealed to the IRS for a reduction of penalty payments assessed for the late payment of payroll taxes. The IRS has since responded, and the Company will be required to repay the penalties in connection with the delinquent payroll taxes. Beginning in July 2018, the Company has made monthly payments in the amount of $15,000 in order to pay down the accrued late fees. At December 31, 2019, the payroll taxes payable balance of $115,111 includes accrued late fees in the amount of $37,210.  The Company paid the final balance due on January 22, 2020.  (see Note 16)

Licensing Agreement

In 2018, the Company had entered into a software license and configuration services agreement with a third-party vendor. The support and maintenance fees of approximately $300,000 included support and updates to the vendor’s Gateway software and customer access to their services (including web application, mobile application, and associated APIs) for gateway configuration, gateway monitoring and management, application configuration, application management, and automatic model updates.

Simultaneously, the Company had also entered into a SaaS agreement with the same vendor that was an Amazon AWS-hosted software service enabling the automation of visual observation tasks using deep convolutional neural networks and other computer vision techniques. It consisted of a public API, web application, iPhone application, and associated back-end services. The system supported the labeling of example image data, the automatic building of classification, detection, localization, measuring and counting applications based on the labeled example data, and the run-time deployment of the trained application models.

Consistent with the provisions of the agreements, the Company sent formal notice of termination and non-renewal of both agreements to the vendor.  The vendor confirmed the end-of-service date effective December 31, 2019 (the “Termination Date”).  No further obligations from either party are in effect beyond the Termination Date.

Effective December 1, 2019, all image configurations, and functionalities as well as the automation of visual observation tasks using deep convolutional neural networks and related back-end services, including cloud services have been seamlessly transitioned to the Company’s truevue360 subsidiary platform.

Operating Lease Obligations

The Company has an operating lease agreement for office space of approximately 8,308 square feet that was amended on May 1, 2016 and again on April 1, 2019, increasing the office space to approximately 10,203 square feet, with the lease ending on October 31, 2021. The rent is subject to an annual escalation of 3%, beginning May 1, 2017.

The Company entered a new lease agreement of office and warehouse combination space of approximately 4,400 square feet on June 1, 2018 and ending May 31, 2021.  This additional space allows for resource growth and engineering efforts for operations before deploying to the field.  The rent is subject to an annual escalation of 3%.

The Company now has a total of office and warehouse space of approximately 14,603 square feet.

At December 31, 2019, future minimum lease payments due under Operating Leases are as follows:

As of December 31,	Amount
2020	$279,997
2021	213,568
Total minimum financial lease payments	$493,565
Less: interest	(51,080)
Total lease liability at December 31, 2019	$442,485
Less: current portion of Operating lease obligations	(239,688)
Long Term portion of Operating lease obligations	$202,797

In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842) (“ASU 2016-02”), which requires all leases with a term greater than 12 months to be recognized on the balance sheet, while lease expenses would continue to be recognized in the statement of operations in a manner similar to current accounting guidance. We adopted ASU 2016-02 effective January 1, 2019, on a modified retrospective basis, without adjusting comparative periods presented. Effective January 1, 2019, the Company established a right-of-use model (ROU) asset and operating lease obligation in the amount of $644,245. The right of use asset balance at December 31, 2019 was $430,146, the operating lease obligation – current portion was $239,688 and the operating lease obligation – long term portion was $202,797. These are the Company’s only operating leases whose term is greater than 12 months. We made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet and to recognize all lease payments for leases with a term greater than 12 months on a straight-line basis over the lease term in our consolidated statements of operations.

The current monthly lease payment is $22,859.  Rental expense for the office lease during 2019 and 2018 was $262,710 and $209,389, respectively.

Operating Leases

The Company has several non-cancelable operating leases, primarily for equipment, that expire over the next year. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. Rental expense for operating leases during 2019 and 2018 was $12,104 and $9,485, respectively.

	Year Ended December 31,
	2019	2018
Purchase Power/FP Mailing	$372	$195
Coffee Perks/A. Antique Coffee Services	235	310
New Lane	500	—
Canon	10,997	8,980
Total Operating Leases rent expense	$12,104	$9,485